Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of income tax expense with amounts computed at the federal statutory tax rate is as follows:

Year Ended
December 31,
2022
Computed tax (21%)	$(29,730)
Income attributable to legacy NuScale LLC holders	$6,543
Income tax benefit attributable to NCI	$17,746
Change in valuation allowance	$9,227
State income tax benefit, net of effect on federal tax	$(1,235)
Other, net (none in excess of 5% of computed tax)	$(2,551)
Income tax expense	$—

Schedule of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Non-current deferred tax assets (liabilities) were as follows:

Year Ended
Deferred Taxes	December 31, 2022
Deferred Tax Assets:
Investment in NuScale Power LLC	$122,982
Net operating loss and credit carryforwards	$3,577
Stock Compensation	$95
Total deferred tax assets	$126,654
Valuation allowance	$(126,654)
Total	$—
Deferred Tax Liabilities (none noted)
Net deferred tax asset	$—